RETIREMENT BENEFIT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Movements in the defined benefit obligation
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Movements in Defined Benefit Obligation

	2020	2019
	£m	£m
Movements in the defined benefit obligation
At 1 January	(45,241)	(41,092)
Current service cost	(206)	(201)
Interest expense	(914)	(1,172)
Remeasurements:
Actuarial gains (losses) – experience	493	(29)
Actuarial (losses) gains – demographic assumptions	(218)	471
Actuarial losses – financial assumptions	(5,718)	(5,400)
Benefits paid	2,254	2,174
Past service cost	(5)	(44)
Settlements	20	17
Exchange and other adjustments	(14)	35
At 31 December	(49,549)	(45,241)

Defined benefit obligation, category
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements

	2020	2019
	£m	£m
Analysis of the defined benefit obligation:
Active members	(6,550)	(6,413)
Deferred members	(17,647)	(16,058)
Pensioners	(23,409)	(21,032)
Dependants	(1,943)	(1,738)
	(49,549)	(45,241)

Changes in the fair value of scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Retirement Benefits Amounts Recognized in Balance Sheet and Change in Fair Value of Scheme Assets

	2020	2019
	£m	£m
Changes in the fair value of scheme assets
At 1 January	45,791	42,238
Return on plan assets excluding amounts included in interest income	5,565	3,531
Interest income	937	1,220
Employer contributions	1,149	1,062
Benefits paid	(2,254)	(2,174)
Settlements	(22)	(18)
Administrative costs paid	(54)	(43)
Exchange and other adjustments	15	(25)
At 31 December	51,127	45,791

Composition of scheme assets
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Retirement Benefits - Recognised in Balance Sheet, Pension Expense and Composition of Scheme Assets

	2020			2019
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
	£m	£m	£m	£m	£m	£m
Equity instruments	616	45	661	555	39	594
Debt instruments[1]:
Fixed interest government bonds	11,328	—	11,328	8,893	—	8,893
Index-linked government bonds	21,058	—	21,058	18,207	—	18,207
Corporate and other debt securities	12,736	—	12,736	10,588	—	10,588
Asset-backed securities	—	—	—	—	—	—
	45,122	—	45,122	37,688	—	37,688
Property	—	136	136	—	158	158
Pooled investment vehicles	650	13,022	13,672	4,773	10,585	15,358
Money market instruments, cash, derivatives and other assets and liabilities	812	(9,276)	(8,464)	204	(8,211)	(8,007)
At 31 December	47,200	3,927	51,127	43,220	2,571	45,791
1Of the total debt instruments, £39,439 million (2019: £33,134 million) were investment grade (credit ratings equal to or better than ‘BBB’).

Composition of pension scheme pooled investment vehicles
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements
The pension schemes’ pooled investment vehicles comprise:

	2020	2019
	£m	£m
Equity funds	3,169	2,429
Hedge and mutual funds	2,181	2,886
Alternative credit funds	4,072	4,716
Property funds	1,551	1,536
Infrastructure funds	1,405	1,648
Liquidity funds	847	1,126
Bond and debt funds	396	971
Other	51	46
At 31 December	13,672	15,358

Actuarial and financial assumptions
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements
The principal actuarial and financial assumptions used in valuations of the defined benefit pension schemes were as follows:

	2020	2019
	%	%
Discount rate	1.44	2.05
Rate of inflation:
Retail Price Index (RPI)	2.80	2.94
Consumer Price Index (CPI)	2.41	1.99
Rate of salary increases	0.00	0.00
Weighted-average rate of increase for pensions in payment	2.61	2.57

Defined benefit plan member life expectancy
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements

	2020	2019
	Years	Years
Life expectancy for member aged 60, on the valuation date:
Men	27.0	27.5
Women	29.0	29.2
Life expectancy for member aged 60, 15 years after the valuation date:
Men	28.1	28.5
Women	30.2	30.3

Change in assumptions for pension plans
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements

	Effect of reasonably possible alternative assumptions
	Increase (decrease) in the income statement charge		(Increase) decrease in the net defined benefit pension scheme surplus
	2020	2019	2020	2019
	£m	£m	£m	£m
Inflation (including pension increases)[1]:
Increase of 0.1 per cent	11	12	531	467
Decrease of 0.1 per cent	(11)	(12)	(522)	(460)
Discount rate[2]:
Increase of 0.1 per cent	(20)	(20)	(866)	(763)
Decrease of 0.1 per cent	19	21	890	784
Expected life expectancy of members:
Increase of one year	39	40	2,146	1,636
Decrease of one year	(37)	(39)	(2,052)	(1,575)
1At 31 December 2020, the assumed rate of RPI inflation is 2.80 per cent and CPI inflation 2.41 per cent (2019: RPI 2.94 per cent and CPI 1.99 per cent).
2At 31 December 2020, the assumed discount rate is 1.44 per cent (2019: 2.05 per cent).

Weighted average duration of defined benefit obligations
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements
The following table provides information on the weighted average duration of the defined benefit pension obligation and the distribution and timing of benefit payments:

	2020	2019
	Years	Years
Duration of the defined benefit obligation	19	18

Defined benefit obligation, maturity analysis
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements

	2020	2019
	£m	£m
Maturity analysis of benefits expected to be paid:
Within 12 months	1,293	1,274
Between 1 and 2 years	1,350	1,373
Between 2 and 5 years	4,347	4,455
Between 5 and 10 years	8,301	8,426
Between 10 and 15 years	9,093	9,229
Between 15 and 25 years	17,485	17,400
Between 25 and 35 years	13,479	13,999
Between 35 and 45 years	7,162	8,291
In more than 45 years	2,287	3,160

Movements in other post-retirement benefit obligations
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements
Movements in the other post-retirement benefits obligation:

	2020	2019
	£m	£m
At 1 January	(126)	(124)
Actuarial gains (losses)	16	(6)
Insurance premiums paid	4	7
Charge for the year	(3)	(4)
Exchange and other adjustments	—	1
At 31 December	(109)	(126)

Consolidated income statement
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Retirement Benefits - Recognised in Balance Sheet, Pension Expense and Composition of Scheme Assets
The expense recognised in the income statement for the year ended 31 December comprises:

	2020	2019	2018
	£m	£m	£m
Current service cost	206	201	261
Net interest amount	(23)	(48)	(22)
Past service credits and curtailments	—	—	12
Settlements	2	1	1
Past service cost – plan amendments	5	44	108
Plan administration costs incurred during the year	54	43	41
Total defined benefit pension expense	244	241	401

Consolidated income statement | Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of - Retirement Benefit Charges to Income Statement, Analysis of Defined Benefit Obligation, Pooled Investment Vehicles, Assumptions Used in Valuation, Member Life Expectancy, Alternative Valuation Assumptions Used, Weighted Average Duration of Defined Benefit Obligations, Maturity Analysis of Benefits To Be Paid and Other Movements

	2020	2019	2018
	£m	£m	£m
Charge to the income statement
Defined benefit pension schemes	244	241	401
Other post-retirement benefit schemes	3	4	4
Total defined benefit schemes	247	245	405
Defined contribution pension schemes	319	287	300
Total charge to the income statement (note 11)	566	532	705

Consolidated balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Retirement Benefits Amounts Recognized in Balance Sheet and Change in Fair Value of Scheme Assets

	2020	2019
	£m	£m
Amount included in the balance sheet
Present value of funded obligations	(49,549)	(45,241)
Fair value of scheme assets	51,127	45,791
Net amount recognised in the balance sheet	1,578	550

Consolidated balance sheet | Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Retirement Benefits - Recognised in Balance Sheet, Pension Expense and Composition of Scheme Assets
The total amounts recognised in the balance sheet relate to:

	2020	2019
	£m	£m
Defined benefit pension schemes	1,578	550
Other post-retirement benefit schemes	(109)	(126)
Total amounts recognised in the balance sheet	1,469	424

Consolidated balance sheet | Defined benefit assets and obligations
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Retirement Benefits - Recognised in Balance Sheet, Pension Expense and Composition of Scheme Assets

	2020	2019
	£m	£m
Amounts recognised in the balance sheet
Retirement benefit assets	1,714	681
Retirement benefit obligations	(245)	(257)
Total amounts recognised in the balance sheet	1,469	424

Consolidated balance sheet | Net amount recognised in the balance sheet
RETIREMENT BENEFIT OBLIGATIONS (Tables) [Line Items]
Schedule of Retirement Benefits Amounts Recognized in Balance Sheet and Change in Fair Value of Scheme Assets

	2020	2019
	£m	£m
Net amount recognised in the balance sheet
At 1 January	550	1,146
Net defined benefit pension charge	(244)	(241)
Actuarial losses on defined benefit obligation	(5,443)	(4,958)
Return on plan assets	5,565	3,531
Employer contributions	1,149	1,062
Exchange and other adjustments	1	10
At 31 December	1,578	550